Segment information and revenue (Additions to Property, Plant and Equipment, Construction in Progress, Right-of-Use Assets and Other Non-current Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 3,454,587	¥ 4,114,458	¥ 2,293,889
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	544,806	708,342	779,392
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	1,029,771	1,306,813	278,788
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	54,220	44,495	139,212
Synthetic fibers [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	1,573,781	1,748,868	496,125
Trading of petrochemical products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	16,603	71,917	378,292
Others [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 235,406	¥ 234,023	¥ 222,080